Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases
18. Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2019 and 2020 is as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Operating lease ROU assets	8,643,597	15,484,082
Operating lease liabilities-current	3,193,480	5,513,534
Operating lease liabilities-non-current	5,523,164	10,249,957

Total operating lease liabilities	8,716,644	15,763,491

Weighted average remaining lease term	4.4 years	4.8 years
Weighted average discount rate	4.7%	5.0%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2019	2020
	RMB’000	RMB’000
Operating lease cost	3,377,389	4,902,615
Short-term lease cost	1,212,899	1,902,078

Total (*)	4,590,288	6,804,693

Cash paid for operating leases	3,460,898	4,800,707

(*)	The lease expenses based on ASC 840 were RMB4,571,036,000 for the year ended December 31, 2018.
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB’000
2021	5,605,832
2022	4,004,569
2023	2,771,987
2024	1,901,198
2025	1,100,481
2026 and thereafter	2,536,240

Total lease payments	17,920,307
Less: interest	(2,156,816)

Present value of operating lease liabilities	15,763,491

As of December 31, 2020, the Group has no significant lease contract that has been entered into but not yet commenced.